Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of accumulated depreciation (in Dollars)	$ 918,235	$ 37,183	$ 389
Net of accumulated amortization (in Dollars)	$ 150,000	$ 100,000	0
Rice Acquisition Corp. [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	15,933,356	5,375,738
Common stock, shares outstanding	15,933,356	5,375,738
Common stock, shares authorized (in Dollars)	$ 20,000,000	$ 20,000,000
Common stock, shares issued	5,931,350	5,931,350
Common stock, shares outstanding	5,931,350	5,931,350
Aria Energy LLC [Member]
Net of accumulated depreciation (in Dollars)	$ 129,758,000	$ 123,138,000	153,079,000
Net of accumulated amortization (in Dollars)	$ 132,432,000	$ 125,922,000	$ 198,603,000
Class A Common Stock | Rice Acquisition Corp. [Member]
Common stock shares subject to possible redemption	7,794,144	18,351,762
Common stock shares subject to possible redemption, per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued		5,375,738
Common stock, shares outstanding		5,375,738
Common stock, shares issued		23,737,500
Common stock, shares outstanding	23,727,500
Class B Common Stock | Rice Acquisition Corp. [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued		5,931,350
Common stock, shares outstanding	5,931,350	5,931,350